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<FILENAME>form24f2usttxexpt.txt


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<FILENAME>form24f2m.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer:

BBH Trust
40 Water Street
Boston, MA  012109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

BBH US TREASURY FUND
BBH TAX EXEMPT MONEY FUND

3. Investment Company Act File Number: 811-03779

         Securities Act File Number:  33-39020

4(a) Last day of fiscal year for which this Form is filed:

JUNE 30, 2004


4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
		BBH U.S. TREASURY MONEY FUND 	 $666,316,432
		BBH TAX EXEMPT MONEY FUND	 $956,459,135

         (ii)     Aggregate price of securities redeemed or repurchased during the
                  fiscal year:
		BBH U.S. TREASURY MONEY FUND 	 $686,032,869
		BBH TAX EXEMPT MONEY FUND	 $969,022,796

         (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            BBH U.S. TREASURY MONEY FUND 	 0
		BBH TAX EXEMPT MONEY FUND	 0

         (iv) Total available redemption credits
              [add Items 5(ii) and 5(iii)]:	 	$1,655,055,665
                                                       ----------------

         (v)  Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:				$0
                                                        ---------------


         (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]                 $32,280,098
                                                         ------------
         (vii) Multiplier for determining
               registration fee:                          x  .0001267
                                                          ----------

         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)]
                (enter "0" if no fee is due):           =$0
                                                       --------------

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                        +$       0
                                                          -----------

8.                                                      Total of the amount of
                                                        the registration fee due
                                                        plus any interest due
                                                        [line 5(viii) plus line
                                                        7]: =0
                                                          -------------

9. Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:    09/13/2004

         Method of Delivery:

                                [x] Wire Transfer
                             [ ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

/s/ John C. Smith II
 -----------------------------------
John C. Smith II, Asst. Treasurer


Date:  September 13, 2004




*Please print the name and title of the signing officer below the signature.